Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Mortgage loan including interest-only part	£ 9,823	£ 9,756